UNAUDITED INTERIOM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 532,848	$ 1,170,462	$ 1,548,513
Restricted cash		2	2	1,573
Accounts receivable, net		31,426,844	13,385,507	4,860,571
Inventories		9,440,200	27,172,200	0
Advances to suppliers, net		4,241,091	99,861	3,881
Prepayment and other current assets, net		9,803,453	4,174,868	3,790,100
Assets of discontinued operations - current		0	6,301,392	76,914,507
Total current assets		55,444,438	52,304,292	87,119,145
NON - CURRENT ASSETS:
Operating lease right-of-use assets			0	9,726
Property and equipment, net		8,404	8,532	9,062
Intangible assets, net		26,787	32,527	44,007
Deferred tax assets		8,933,023	2,713,808	3,488,976
Assets of discontinued operations - non-current		0	6,308,929	6,876,429
Total non - current assets		8,968,214	9,063,796	10,428,200
TOTAL ASSETS		64,412,652	61,368,088	97,547,345
CURRENT LIABILITIES:
Accounts payable		7,018,267	12,909,752	19,909,752
Accrued expenses and other payables		3,438,703	2,510,916	1,827,004
Advances from customers		539	539	3,707,166
Due to related parties		2,173,365	2,200,451	9,244,774
Operating lease liabilities, current			0	8,738
Income tax payable		16,025,604	15,392,010	13,839,598
Liabilities of discontinued operations - current		0	6,472,461	29,444,690
Total current liabilities		28,656,478	39,486,129	77,981,722
NON - CURRENT LIABILITIES:
Liabilities of discontinued operations - non-current		0	16,543	133,123
Total non - current liabilities		0	16,543	133,123
TOTAL LIABILITIES		28,656,478	39,502,672	78,114,845
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	[1]	31,217,741	26,502,858
Statutory reserves		0	335,696	335,696
Retained earnings		2,962,341	5,423,638	2,304,543
Accumulated other comprehensive loss		1,475,284	(10,423,129)	(9,736,950)
Total shareholders’ equity		35,756,174	21,865,416	19,432,500
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		64,412,652	61,368,088	97,547,345
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value		98,708	24,253
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value		$ 2,100	2,100
Previously Reported
SHAREHOLDERS’ EQUITY:
Additional paid-in capital			26,502,856	26,502,856
Total shareholders’ equity			21,865,416	19,432,500
Previously Reported | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value			24,255	24,255
Previously Reported | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value			$ 2,100	$ 2,100

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.